Significant Accounting Policies - Summary of Estimated Useful Lives For Current and Comparative Period (Detail)	12 Months Ended
Dec. 31, 2017
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful life (years)	10
Average annual depreciation rate	10.00%
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful life (years)	10
Average annual depreciation rate	10.00%
Improvements on leased buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful life (years)	10
Average annual depreciation rate	10.00%
Bottom of Range [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful life (years)	3.3
Average annual depreciation rate	30.00%
Bottom of Range [Member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful life (years)	4
Average annual depreciation rate	25.00%
Bottom of Range [Member] | Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful life (years)	3.3
Average annual depreciation rate	30.00%
Top of Range [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful life (years)	4
Average annual depreciation rate	25.00%
Top of Range [Member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful life (years)	5
Average annual depreciation rate	20.00%
Top of Range [Member] | Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful life (years)	10
Average annual depreciation rate	10.00%
Middle Range [Member] | Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful life (years)	4
Average annual depreciation rate	25.00%